Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2021
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Detailed Information for the Defined Benefit Plans
The following tables provide detailed information for the defined benefit plans.
The amounts of the retirement benefit liabilities and the retirement benefit assets recognized in the consolidated statements of financial position at March 31, 2021 and 2020 were determined as follows:

	At March 31,
	2021	2020
	(In millions)
Present value of unfunded obligations	¥(32,872)	¥(32,696)
Present value of funded obligations	(1,114,185)	(1,155,401)
Fair value of plan assets	1,627,110	1,318,073

Net retirement benefit assets (liabilities)	¥480,053	¥129,976

Of which retirement benefit liabilities included in “Other liabilities”	¥(38,881)	¥(38,986)
Of which retirement benefit assets included in “Other assets”	¥518,934	¥168,962

Movements in Defined Benefit Obligation
The movements in the defined benefit obligations for the fiscal years ended March 31, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2021	2020
	(In millions)
At beginning of period	¥1,188,097	¥1,188,183
Current service cost	32,099	37,775
Interest cost	6,352	6,826
Actuarial losses (gains)—demographic assumptions	1,510	8,089
Actuarial losses—financial assumptions	(6,348)	757
Actuarial losses—experience	2,630	2,592
Benefits paid	(41,933)	(43,636)
Lump-sum payments	(12,463)	(12,443)
Past service cost (1)	(28,023)	—
Acquisition of subsidiaries and businesses	46	1,252
Others	5,090	(1,298)

At end of period	¥1,147,057	¥1,188,097

(1)
During the fiscal year ended March 31, 2021, SMBC made an amendment to its terms of defined benefit pension plans. Primarily as a result of the amendment, the defined benefit obligation decreased by ¥28,023 million and a corresponding past service cost was recognized as profit for the fiscal year ended March 31, 2021.

Movements in Fair Value of the Plan Assets
The movements in the fair value of plan assets for the fiscal years ended March 31, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2021	2020
	(In millions)
At beginning of period	¥1,318,073	¥1,420,639
Interest income	7,767	8,080
Return on plan assets excluding interest income	325,474	(77,512)
Contributions by employer	11,752	13,145
Benefits paid	(41,933)	(43,636)
Others	5,977	(2,643)

At end of period	¥1,627,110	¥1,318,073

Amounts Recognized in Consolidated Income Statement
The amounts recognized in “General and administrative expenses” in the consolidated income statements for the fiscal years ended March 31, 2021, 2020 and 2019 were as follows:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Current service cost	¥32,099	¥37,775	¥38,540
Net interest cost	(1,415)	(1,254)	(1,797)
Past service cost	(28,023)	—	108

Total	¥2,661	¥36,521	¥36,851

Plan Assets
The plan assets at March 31, 2021 and 2020 were composed as follows:

	At March 31,
	2021			2020
	Quoted in active markets	Other	Total	Quoted in active markets	Other	Total
	(In millions)
Plan assets retained in the pension funds:
Equity instruments	¥248,064	¥157,910	¥405,974	¥184,621	¥138,692	¥323,313
Debt instruments	14,552	218,610	233,162	21,326	174,030	195,356
General account of life insurance companies	117	40,216	40,333	124	39,697	39,821
Other investments and short-term assets	48,178	295,104	343,282	47,496	243,834	291,330
Plan assets retained in the retirement benefit trusts:
Equity instruments	530,485	2,211	532,696	416,923	1,470	418,393
Other short-term assets	63,324	8,339	71,663	40,254	9,606	49,860

Total	¥904,720	¥722,390	¥1,627,110	¥710,744	¥607,329	¥1,318,073

Principal Actuarial Assumptions	The principal actuarial assumptions used at March 31, 2021, 2020 and 2019 were as follows:

	At March 31,
	2021	2020	2019
Discount rates	0.6%	0.5%	0.5%

Sensitivity Analyses of Effect of Changes in Key Assumptions on Defined Benefit Obligations
The sensitivity analyses of the effect of changes in key assumptions on the defined benefit obligations at March 31, 2021 and 2020 were as follows:

	At March 31,
	2021	2020
	Increase/(decrease)	Increase/(decrease)
	(In millions)
Discount rates:
Increase by 50 bps	¥(65,357)	¥(75,446)
Decrease by 50 bps	73,727	85,951
Average life expectancy at age 60:
Increase of one year	¥35,200	¥40,012

Weighted Average Durations of Defined Benefit Plans
The weighted average durations of defined benefit plans for the fiscal years ended March 31, 2021, 2020 and 2019 were as follows:

	At March 31,
	2021	2020	2019
	(Years)
Lump-sum severance indemnity plans	12.9	10.5	12.7
Defined benefit pension plans	18.5	17.5	18.9